Shareholder Fees	Aug. 17, 2026 USD ($)
Tema Power Semiconductor ETF | Tema Power Semiconductor ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Tema Semiconductor Supply Chain ETF | Tema Semiconductor Supply Chain ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema Semiconductor Packaging ETF | Tema Semiconductor Packaging ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema AI Token Economy ETF | Tema AI Token Economy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tema Neocloud ETF | Tema Neocloud ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0